DECHERT LLP

1775 I Street, NW

Washington DC, 20006

April 29, 2005

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

RE:	Munder Series Trust (the “Trust”) File Nos. 333-102943, 811-21294
Post-Effective Amendment No. 9

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended (“1940 Act”), Regulation S-T, Rules 472 and 485(b) promulgated under the Securities Act of 1933, as amended (“1933 Act”), please find transmitted electronically for filing on behalf of the Trust, Post-Effective Amendment No. 9 to the Trust’s registration statement on Form N-1A under the 1933 Act, and Post-Effective Amendment No. 10 to the Trust’s registration statement under the 1940 Act (“Amendment”).

The Amendment is being filed for the purposes of (i) bringing the financial statements and other information up to date under Section 10(a)(3) of the 1933 Act; (ii) incorporating supplements into the prospectuses and statement of additional information; and (iii) making other non-material changes to the prospectuses and statement of additional information.

The attached post-effective amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing. If you have any questions relating to this filing, please do not hesitate to contact me at (202.261.3302).

Sincerely,

/s/ Jane A. Kanter
Jane A. Kanter

Enclosures

cc: S. Shenkenberg